INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Reconciliation Federal And Provincial Statutory Income Tax Rate	26.50%
Deferred Income Tax Benefit	$ 1.5	$ 0.1
Description of tax jurisdictions	Canada 2019 to 2022, United States 2019 to 2022, Colombia 2019 to 2022, Germany 2018 to 2022, Denmark 2019 to 2022, and United Kingdom 2021 to 2022.
Statutory tax rate	2.80%	0.50%
Current Income Tax Expense	$ 0.1	$ 0.1
Canada [Member]
Income Tax Contingency [Line Items]
Unused Loss Carryforwards	$ 48.7
Beginninge Expire Period	2037
Germany [Member]
Income Tax Contingency [Line Items]
Unused Loss Carryforwards	$ 0.4
Statutory tax rate	27.73%
Columbia [Member]
Income Tax Contingency [Line Items]
Unused Loss Carryforwards	$ 6.5
Statutory tax rate	35.00%
Beginninge Expire Period	2031
Columbia [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Corporate income tax	30.00%
Columbia [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Corporate income tax	35.00%
United States [Member]
Income Tax Contingency [Line Items]
Unused Loss Carryforwards	$ 13.2
Statutory tax rate	21.00%
Denmark [Member]
Income Tax Contingency [Line Items]
Unused Loss Carryforwards	$ 6.0
Statutory tax rate	22.00%
Beginninge Expire Period	2039
United Kingdom [Member]
Income Tax Contingency [Line Items]
Statutory tax rate	19.00%
Foreign [Member]
Income Tax Contingency [Line Items]
Cash and cash equivalents	$ 3.8